SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

19.          SUPPLEMENTAL CASH FLOW INFORMATION

The net change in non-cash working capital items included in mineral properties, plant and equipment were as follows:

	For the year ended
	December 31,	December 31,
	2017	2016
Taxes receivable	$4,522	$(408)
Accounts payable and accrued liabilities	(89,358)	74,177

	$(84,836)	$73,769

The net change in the Company’s financing liabilities were as follows:

	Long-term debt	Convertible notes
Liaiblities from financing activities, January 1, 2016	$309,847	$—
Advance under credit facility	97,000	—
Foreign exchange adjustments	4,020	—
Other non-cash movements	90,293	—

Liabilities from financing activities, December 31, 2016	$501,160	$—

Advance under credit facility	97,000	—
Net proceeds from convertible notes	—	95,795
Cash payments	—	(1,319)
Other non-cash movements	69,835	(17,894)

Liabilities from financing activities, December 31, 2017	$667,995	$76,582